Capital commitments and contingent fees (Tables)	12 Months Ended
Jun. 30, 2018
Capital commitments and contingent fees
Schedule of potential amount payable by type of condition and category of player

        As of 30 June 2018 the potential amount payable by type of condition and category of player was:

	First team squad £'000	Other £'000	Total £'000
Type of condition:
MUFC appearances/team success/new contract	46,827	8,194	55,021
International appearances	11,343	47	11,390

	58,170	8,241	66,411

        As of 30 June 2017 the potential amount payable by type of condition and category of player was:

	First team squad £'000	Other £'000	Total £'000
Type of condition:
MUFC appearances/team success/new contract	26,845	6,453	33,298
International appearances	11,288	47	11,335

	38,133	6,500	44,633